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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08850
                                   ---------------------------------------------

                                ICAP Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000
                                                    ------------

Date of fiscal year end:  December 31
                          --------------

Date of reporting period: March 31, 2007
                          --------------

Item 1.  Schedule of Investments.

The schedule of investments for the period ended March 31, 2007 is filed herewith.

MAINSTAY ICAP EQUITY FUND
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                          SHARES         VALUE
                                                       ------------  --------------
  COMMON STOCKS (97.9%)                        +
  CONSUMER DISCRETIONARY (8.4%)
  InterContinental Hotels Group PLC, ADR       (a)          495,700  $   12,258,661
  Lennar Corp. Class A                         (b)          193,900       8,184,519
  McDonald's Corp.                                          627,050      28,248,602
  Target Corp.                                              273,550      16,210,573
  Viacom, Inc. Class B                         (c)          428,400      17,611,524
                                                                     --------------
                                                                         82,513,879
                                                                     --------------
  CONSUMER STAPLES (9.2%)
  Coca-Cola Co. (The)                                       412,950      19,821,600
  CVS/Caremark Corp.                           (b)          626,350      21,383,589
& PepsiCo, Inc.                                             465,950      29,615,782
  Wal-Mart Stores, Inc.                                     406,500      19,085,175
                                                                     --------------
                                                                         89,906,146
                                                                     --------------
  ENERGY (13.3%)
  ExxonMobil Corp.                                          303,350      22,887,757
  Hess Corp.                                                315,100      17,478,597
  Occidental Petroleum Corp.                                484,750      23,903,022
  Schlumberger, Ltd.                                        332,350      22,965,385
  Total S.A., Sponsored ADR                    (a)          333,050      23,240,229
  XTO Energy, Inc.                                          365,850      20,052,238
                                                                     --------------
                                                                        130,527,228
                                                                     --------------
  FINANCIALS (25.8%)
& American International Group, Inc.                        481,550      32,369,791
& Bank of America Corp.                                     834,950      42,599,149
& Citigroup, Inc.                                           840,936      43,173,654
& JPMorgan Chase & Co.                                      675,450      32,678,271
  Morgan Stanley                                            275,539      21,701,452
  Travelers Cos., Inc. (The)                                411,580      21,307,497
& Wachovia Corp.                                            538,400      29,638,920
& Wells Fargo & Co.                                         863,100      29,716,533
                                                                     --------------
                                                                        253,185,267
                                                                     --------------
  HEALTH CARE (7.5%)
  Bristol-Myers Squibb Co.                                  556,650      15,452,604
  Eli Lilly & Co.                                           360,237      19,348,329
  Hospira, Inc.                                (c)          251,750      10,296,575
& Novartis AG, ADR                             (a)          526,150      28,743,575
                                                                     --------------
                                                                         73,841,083
                                                                     --------------
  INDUSTRIALS (10.1%)
  CSX Corp.                                                  25,550       1,023,278
& General Electric Co.                                      912,350      32,260,696
  Honeywell International, Inc.                             547,250      25,206,335
  Norfolk Southern Corp.                                    369,500      18,696,700
  Textron, Inc.                                             141,450      12,702,210
  TNT N.V., ADR                                (a)          193,500       8,910,675
                                                                     --------------
                                                                         98,799,894
                                                                     --------------
  INFORMATION TECHNOLOGY (7.6%)
  Agilent Technologies, Inc.                   (c)          295,500       9,955,395

  Corning, Inc.                                (c)          464,350      10,559,319
  Hewlett-Packard Co.                                       468,350      18,799,569
  Motorola, Inc.                                            976,500      17,254,755
  Texas Instruments, Inc.                                   610,000      18,361,000
                                                                     --------------
                                                                         74,930,038
                                                                     --------------
  MATERIALS (8.9%)
  E.I. du Pont de Nemours & Co.                             464,700      22,970,121
  Imperial Chemical Industries PLC,
     Sponsored ADR                             (a)(b)       323,700      12,740,832
  International Paper Co.                                   445,650      16,221,660
  Rio Tinto PLC, Sponsored ADR                 (a)           91,450      20,833,225
  Temple-Inland, Inc.                                       240,750      14,382,405
                                                                     --------------
                                                                         87,148,243
                                                                     --------------
  TELECOMMUNICATION SERVICES (4.5%)
& AT&T, Inc.                                              1,108,906      43,724,164
                                                                     --------------
  UTILITIES (2.6%)
  Dominion Resources, Inc.                                  283,000      25,121,910
                                                                     --------------
  Total Common Stocks
     (Cost $782,827,614)                                                959,697,852
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  SHORT-TERM INVESTMENTS (1.6%)
  COMMERCIAL PAPER (0.4%)
  Commonwealth Bank of Australia (Delaware)
     Finance, Inc.
     5.269%, due 4/16/07                       (d)     $    542,979         542,979
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (d)          569,913         569,913
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (d)          568,117         568,117
  Old Line Funding LLC
     5.282%, due 4/10/07                       (d)          690,985         690,985
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (d)          596,897         596,897
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (d)        1,168,503       1,168,503
                                                                     --------------
  Total Commercial Paper
     (Cost $4,137,394)                                                    4,137,394
                                                                     --------------

                                                          SHARES          VALUE
                                                       ------------  --------------
  INVESTMENT COMPANY (0.0%)                    ++
  BGI Institutional Money Market Fund          (d)          343,906         343,906
                                                                     --------------
  Total Investment Company
     (Cost $343,906)                                                        343,906
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  REPURCHASE AGREEMENT (0.2%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $1,791,519 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $1,821,415 and a
     Market Value of $1,851,595)               (d)     $  1,790,692       1,790,692
                                                                     --------------
  Total Repurchase Agreement
     (Cost $1,790,692)                                                    1,790,692
                                                                     --------------

  TIME DEPOSITS (1.0%)
  Bank of America Corp.
     5.27%, due 5/18/07                        (d)(e)       596,897         596,897
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (d)        1,193,795       1,193,795
  Citigroup, Inc.
     5.375%, due 4/2/07                        (d)        3,581,384       3,581,384
  Fortis Bank
     5.27%, due 4/11/07                        (d)          596,897         596,897
  KBC Bank N.V.
     5.28%, due 6/5/07                         (d)          358,138         358,138
  Rabobank Nederland
     5.275%, due 4/9/07                        (d)          596,897         596,897
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (d)          596,897         596,897
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (d)          596,897         596,897
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (d)          596,897         596,897
  UBS AG
     5.27%, due 5/4/07                         (d)          596,897         596,897
                                                                     --------------
  Total Time Deposits
     (Cost $9,311,596)                                                    9,311,596
                                                                     --------------
  Total Short-Term Investments
     (Cost $15,583,588)                                                  15,583,588
                                                                     --------------
  Total Investments
     (Cost $798,411,202)                       (f)             99.5%    975,281,440(g)
  Cash and Other Assets,
     Less Liabilities                                           0.5       5,348,575
                                                       ------------  --------------
  Net Assets                                                  100.0% $  980,630,015
                                                       ============  ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  ADR - American Depositary Receipt.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  Non-income producing security.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $799,204,552.

(g) At March 31, 2007 net unrealized appreciation was $176,076,888, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $181,876,467 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,799,579.

MAINSTAY ICAP SELECT EQUITY FUND
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                          SHARES         VALUE
                                                       ------------  --------------
  COMMON STOCKS (97.7%)                        +
  CONSUMER DISCRETIONARY (14.4%)
  InterContinental Hotels Group PLC, ADR       (a)        1,496,700  $   37,013,391
& McDonald's Corp.                                        1,590,050      71,631,752
  Target Corp.                                            1,172,300      69,470,498
  Viacom, Inc. Class B                         (b)        1,428,350      58,719,468
                                                                     --------------
                                                                        236,835,109
                                                                     --------------
  CONSUMER STAPLES (3.9%)
  Coca-Cola Co. (The)                                       517,650      24,847,200
  CVS/Caremark Corp.                           (c)        1,146,450      39,139,803
                                                                     --------------
                                                                         63,987,003
                                                                     --------------
  ENERGY (11.2%)
  Hess Corp.                                              1,214,600      67,373,862
& Occidental Petroleum Corp.                              1,495,432      73,739,752
  Schlumberger, Ltd.                                        608,450      42,043,895
                                                                     --------------
                                                                        183,157,509
                                                                     --------------
  FINANCIALS (18.5%)
& American International Group, Inc.                      1,155,850      77,696,237
& JPMorgan Chase & Co.                                    1,632,750      78,992,445
& Morgan Stanley                                            908,000      71,514,080
& Travelers Cos., Inc. (The)                              1,457,412      75,450,219
                                                                     --------------
                                                                        303,652,981
                                                                     --------------
  HEALTH CARE (11.1%)
  Eli Lilly & Co.                                         1,024,300      55,015,153
  Hospira, Inc.                                (b)          967,900      39,587,110
& Novartis AG, ADR                             (a)        1,602,200      87,528,186
                                                                     --------------
                                                                        182,130,449
                                                                     --------------
  INDUSTRIALS (8.5%)
  CSX Corp.                                                  72,900       2,919,645
  Norfolk Southern Corp.                                  1,130,000      57,178,000
& Textron, Inc.                                             878,650      78,902,770
                                                                     --------------
                                                                        139,000,415
                                                                     --------------
  INFORMATION TECHNOLOGY (10.5%)
  Agilent Technologies, Inc.                   (b)        1,085,350      36,565,441
  Hewlett-Packard Co.                                     1,468,300      58,937,562
  Motorola, Inc.                                          2,581,850      45,621,290
  Texas Instruments, Inc.                                 1,021,950      30,760,695
                                                                     --------------
                                                                        171,884,988
                                                                     --------------
  MATERIALS (11.0%)
& E.I. du Pont de Nemours & Co.                           1,411,900      69,790,217
  Imperial Chemical Industries PLC,
     Sponsored ADR                             (a)(c)       909,150      35,784,144
  Rio Tinto PLC, Sponsored ADR                 (a)(c)       170,950      38,944,120
  Temple-Inland, Inc.                                       608,450      36,348,803
                                                                     --------------
                                                                        180,867,284
                                                                     --------------
  TELECOMMUNICATION SERVICES (4.9%)
& AT&T, Inc.                                              2,039,150      80,403,685
                                                                     --------------

  UTILITIES (3.7%)
  Dominion Resources, Inc.                                  693,050      61,522,049
                                                                     --------------
  Total Common Stocks
     (Cost $1,477,871,293)                                            1,603,441,472
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  SHORT-TERM INVESTMENTS (3.2%)
  COMMERCIAL PAPER (0.8%)
  Commonwealth Bank of Australia (Delaware)
     Finance, Inc.
     5.269%, due 4/16/07                       (d)     $  1,854,998       1,854,998
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (d)        1,947,011       1,947,011
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (d)        1,940,876       1,940,876
  Old Line Funding LLC
     5.282%, due 4/10/07                       (d)        2,360,634       2,360,634
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (d)        2,039,200       2,039,200
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (d)        3,991,994       3,991,994
                                                                     --------------
  Total Commercial Paper
     (Cost $14,134,713)                                                  14,134,713
                                                                     --------------

                                                          SHARES         VALUE
                                                       ------------  --------------
  INVESTMENT COMPANY (0.1%)
  BGI Institutional Money Market Fund          (d)        1,174,896       1,174,896
                                                                     --------------
  Total Investment Company
     (Cost $1,174,896)                                                    1,174,896
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $6,120,425 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $6,222,560 and a
     Market Value of $6,325,663)               (d)     $  6,117,599       6,117,599
                                                                     --------------
  Total Repurchase Agreement
     (Cost $6,117,599)                                                    6,117,599
                                                                     --------------
  TIME DEPOSITS (1.9%)
  Bank of America Corp.
     5.27%, due 5/18/07                        (d)(e)     2,039,200       2,039,200
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (d)        4,078,398       4,078,398
  Citigroup, Inc.
     5.375%, due 4/2/07                        (d)       12,235,197      12,235,197
  Fortis Bank
     5.27%, due 4/11/07                        (d)        2,039,200       2,039,200
  KBC Bank N.V.
     5.28%, due 6/5/07                         (d)        1,223,519       1,223,519
  Rabobank Nederland
     5.275%, due 4/9/07                        (d)        2,039,200       2,039,200
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (d)        2,039,200       2,039,200
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (d)        2,039,200       2,039,200

  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (d)        2,039,200       2,039,200
  UBS AG
     5.27%, due 5/4/07                         (d)        2,039,200       2,039,200
                                                                     --------------
  Total Time Deposits
     (Cost $31,811,514)                                                  31,811,514
                                                                     --------------
  Total Short-Term Investments
     (Cost $53,238,722)                                                  53,238,722
                                                                     --------------
  Total Investments
     (Cost $1,531,110,015)                     (f)            100.9%  1,656,680,194(g)
  Liabilities in Excess of
     Cash and Other Assets                                     (0.9)    (14,703,819)
                                                       ------------  --------------
  Net Assets                                                  100.0% $1,641,976,375
                                                       ============  ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  ADR - American Depositary Receipt.

(b)  Non-income producing security.

(c)  Represents a security, or a portion thereof, which is out on loan.

(d) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(f)  The cost for federal income tax purposes is $1,531,514,932.

(g) At March 31, 2007 net unrealized appreciation was $125,165,262, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $142,319,749 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $17,154,487.

MAINSTAY ICAP INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS                                March 31, 2007 unaudited

                                                          SHARES         VALUE
                                                       ------------  --------------
  COMMON STOCKS (97.2%)                        +
  CONSUMER DISCRETIONARY (14.4%)
  British Sky Broadcasting Group PLC                        906,100  $   10,056,509
  HASEKO Corp.                                 (a)        1,673,700       6,107,357
  InterContinental Hotels Group PLC                         642,799      15,887,546
  Koninklijke Philips Electronics N.V.
     (NY Shares)                               (b)          363,716      13,857,580
  Publishing & Broadcasting, Ltd.                           666,500      10,704,413
  Toyota Motor Corp., Sponsored ADR            (b)(c)        95,200      12,200,832
& Vivendi S.A.                                 (b)          505,100      20,525,525
  Yamada Denki Co., Ltd.                                     66,920       6,235,418
                                                                     --------------
                                                                         95,575,180
                                                                     --------------
  CONSUMER STAPLES (5.6%)
  Kirin Brewery Co., Sponsored ADR             (c)          634,200       9,141,739
  Nestle S.A., Sponsored ADR                   (b)(c)       160,300      15,535,298
  SABMiller PLC                                             560,600      12,300,420
                                                                     --------------
                                                                         36,977,457
                                                                     --------------
  ENERGY (8.1%)
& BP PLC, Sponsored ADR                        (c)          383,650      24,841,337
  Saipem S.p.A                                              388,300      11,307,890
  Total S.A., Sponsored ADR                    (c)          249,350      17,399,643
                                                                     --------------
                                                                         53,548,870
                                                                     --------------
  FINANCIALS (26.0%)
& Allianz SE                                                129,850      26,662,555
& Credit Suisse Group, Sponsored ADR           (c)          358,650      25,761,829
& Deutsche Bank AG                                          147,050      19,808,681
  ING Groep N.V., Sponsored ADR                (b)(c)       306,200      12,961,446
  Jardine Matheson Holdings, Ltd.                           636,400      13,428,040
  Mitsui Fudosan Co., Ltd.                                  204,500       6,004,498
  Mizuho Financial Group, Inc.                                2,401      15,464,689
  Prudential PLC                                          1,389,700      19,621,624
  UBS AG (NYSE global shares)                               220,550      13,107,287
  UniCredito Italiano S.p.A                               2,018,500      19,211,944
                                                                     --------------
                                                                        172,032,593
                                                                     --------------
  HEALTH CARE (8.8%)
  Merck KGaA                                                143,250      18,470,117
& Novartis AG, ADR                             (c)          375,950      20,538,149
  Roche Holdings AG, Sponsored ADR             (c)          217,700      19,170,009
                                                                     --------------
                                                                         58,178,275
                                                                     --------------
  INDUSTRIALS (15.9%)
  Central Japan Railway Co.                                     657       7,470,978
  China Communications Construction Co., Ltd.
     Class H                                   (a)        2,058,600       2,481,860
  Guangshen Railway Co., Ltd. Class H                     3,189,300       2,024,564
& Hutchison Whampoa, Ltd.                                 2,645,500      25,444,337

  Mitsui & Co., Ltd., Sponsored ADR            (c)           50,300      19,164,300
& Siemens AG, Sponsored ADR                    (c)          234,050      25,090,160
  TNT N.V.                                                  319,250      14,640,719
  VINCI S.A.                                                 60,550       9,384,361
                                                                     --------------
                                                                        105,701,279
                                                                     --------------
  INFORMATION TECHNOLOGY (5.9%)
  Hoya Corp.                                                296,800       9,847,997
  ROHM Co., Ltd.                                             36,700       3,329,285
  Samsung Electronics Co., Ltd.                (d)(e)        43,250      13,158,813
  Telefonaktiebolaget LM Ericsson,
     Sponsored ADR                             (b)(c)       349,500      12,962,955
                                                                     --------------
                                                                         39,299,050
                                                                     --------------
  MATERIALS (5.8%)
  Imperial Chemical Industries PLC                        1,492,400      14,684,097
& Rio Tinto PLC                                             417,450      23,839,320
                                                                     --------------
                                                                         38,523,417
                                                                     --------------
  TELECOMMUNICATION SERVICES (1.0%)
  StarHub, Ltd.                                           3,407,800       6,401,628
                                                                     --------------
  UTILITIES (5.7%)
  Drax Group PLC                                            466,987       7,232,218
& E.ON AG, Sponsored ADR                       (b)(c)       441,200      19,924,592
  EDP - Energias de Portugal S.A.                         1,968,350      10,570,270
                                                                     --------------
                                                                         37,727,080
                                                                     --------------
  Total Common Stocks
     (Cost $552,417,559)                                                643,964,829
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  SHORT-TERM INVESTMENTS (9.3%)
  COMMERCIAL PAPER (2.5%)
  Commonwealth Bank of Australia (Delaware)
     Finance, Inc.
     5.269%, due 4/16/07                       (f)     $  2,150,370       2,150,370
  Fairway Finance Corp.
     5.274%, due 4/5/07                        (f)        2,257,035       2,257,035
  Liberty Street Funding Co.
     5.285%, due 4/4/07                        (f)        2,249,924       2,249,924
  Old Line Funding LLC
     5.282%, due 4/10/07                       (f)        2,736,520       2,736,520
  Paradigm Funding LLC
     5.294%, due 4/16/07                       (f)        2,363,903       2,363,903
  Park Avenue Receivables Corp.
     5.282%, due 4/12/07                       (f)        4,627,642       4,627,642
                                                                     --------------
  Total Commercial Paper
     (Cost $16,385,394)                                                  16,385,394
                                                                     --------------

                                                          SHARES         VALUE
                                                       ------------  --------------
  INVESTMENT COMPANY (0.2%)
  BGI Institutional Money Market Fund          (f)        1,361,976       1,361,976
                                                                     --------------
  Total Investment Company
     (Cost $1,361,976)                                                    1,361,976
                                                                     --------------

                                                        PRINCIPAL
                                                          AMOUNT          VALUE
                                                       ------------  --------------
  REPURCHASE AGREEMENT (1.1%)
  Morgan Stanley & Co. 5.54%, dated
     3/30/07 due 4/2/07 Proceeds at
     Maturity $7,094,985 (Collateralized by
     various Corporate Bonds, with rates
     between 0.00%-8.38% and maturity
     dates between 8/1/07-9/15/99, with a
     Principal Amount of $7,213,383 and a
     Market Value of $7,332,904)               (f)     $  7,091,709       7,091,709
                                                                     --------------
  Total Repurchase Agreement
     (Cost $7,091,709)                                                    7,091,709
                                                                     --------------
  TIME DEPOSITS (5.5%)
  Bank of America Corp.
     5.27%, due 5/18/07                        (f)(g)     2,363,903       2,363,903
  Bank of Nova Scotia
     5.28%, due 4/16/07                        (f)        4,727,806       4,727,806
  Citigroup, Inc.
     5.375%, due 4/2/07                        (f)       14,183,419      14,183,419
  Fortis Bank
     5.27%, due 4/11/07                        (f)        2,363,903       2,363,903
  KBC Bank N.V.
     5.28%, due 6/5/07                         (f)        1,418,342       1,418,342
  Rabobank Nederland
     5.275%, due 4/9/07                        (f)        2,363,903       2,363,903
  Royal Bank of Scotland
     5.285%, due 5/8/07                        (f)        2,363,903       2,363,903
  Skandinaviska Enskilda Banken AB
     5.29%, due 5/31/07                        (f)        2,363,903       2,363,903
  Societe Generale North America, Inc.
     5.30%, due 4/4/07                         (f)        2,363,903       2,363,903
  UBS AG
     5.27%, due 5/4/07                         (f)        2,363,903       2,363,903
                                                                     --------------
  Total Time Deposits
     (Cost $36,876,888)                                                  36,876,888
                                                                     --------------
  Total Short-Term Investments
     (Cost $61,715,967)                                                  61,715,967
                                                                     --------------
  Total Investments
     (Cost $614,133,526)                       (h)            106.5%    705,680,796(i)
  Liabilities in Excess of
     Cash and Other Assets                                     (6.5)    (42,795,942)
                                                       ------------  --------------
  Net Assets                                                  100.0% $  662,884,854
                                                       ============  ==============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents a security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) May be sold to institutional investors only under Rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e)  GDR - Global Depositary Receipt.

(f) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Floating rate. Rate shown is the rate in effect at March 31, 2007.

(h)  The cost for federal income tax purposes is $614,384,117.

(i) At March 31, 2007 net unrealized appreciation was $91,296,679, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $95,981,946 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,685,267.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP FUNDS, INC.

By:   /s/: Stephen P. Fisher
      -----------------------------------------
      STEPHEN P. FISHER
      President and Principal Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/: Stephen P. Fisher
      -----------------------------------------
      STEPHEN P. FISHER
      President and Principal Executive Officer

Date: May 24, 2007

By:   /s/: Arphiela Arizmendi
      -----------------------------------------
      ARPHIELA ARIZMENDI
      Treasurer and Principal Financial and
      Accounting Officer

Date: May 24, 2007